CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	¥ 6,189,801	$ 971,315	¥ 4,829,019	¥ 3,788,967
Hosting and related services	(4,751,771)	(745,657)	(3,753,008)	(2,849,518)
Gross profit	1,438,030	225,658	1,076,011	939,449
Operating income (expenses)
Operating income			7,619	6,862
Sales and marketing expenses	(255,400)	(40,078)	(235,012)	(206,309)
Research and development expenses	(188,489)	(29,578)	(112,891)	(88,792)
General and administrative expenses	(842,354)	(132,184)	(535,111)	(415,277)
Allowance for doubtful debt	(18,399)	(2,887)	(2,393)	(1,557)
Impairment of receivables from equity investees				(52,142)
Impairment of loan receivable to potential investee	(2,807)	(440)
Impairment of long-lived assets	(109,267)	(17,146)	(81,619)
Total operating expenses	(1,416,716)	(222,313)	(959,407)	(757,215)
Operating profit	21,314	3,345	116,604	182,234
Interest income	31,897	5,005	31,711	54,607
Interest expense	(334,950)	(52,561)	(380,609)	(345,955)
Loss on debt extinguishment			(18,895)	(18,895)
Other income	33,923	5,323	16,539	36,380
Other expenses	(22,700)	(3,562)	(36,912)	(5,632)
Changes in the fair value of convertible promissory notes	829,149	130,112	(2,544,220)
Impairment of long-term investment	(3,495)	(548)	(13,030)
Foreign exchange (loss) gain, net	110,036	17,267	228,125	(27,995)
(Loss) income before income taxes and (loss) gain from equity method investments	665,174	104,381	(2,581,792)	(125,256)
Income tax expenses	(111,407)	(17,482)	(109,336)	(5,437)
(Loss) gain from equity method investments	(38,666)	(6,068)	10,869	(50,553)
Net (loss) income	515,101	80,831	(2,680,259)	(181,246)
Net profit attributable to noncontrolling interest	(15,003)	(2,354)	(29,088)	(1,046)
Net (loss) income attributable to the VNET Group, Inc.	¥ 500,098	$ 78,477	¥ (2,709,347)	¥ (182,292)
(Loss) earning per share:
Basic (in per share) | (per share)	¥ 0.57	$ 0.09	¥ (4.47)	¥ (0.27)
Diluted (in per share) | (per share)	¥ (0.36)	$ (0.06)	¥ (4.47)	¥ (0.27)
Shares used in (loss) earning per share computation:
Weighted average number of shares outstanding - basic (in shares) | shares	865,352,554	865,352,554	716,888,919	668,833,756
Weighted-average number of shares outstanding-diluted (in shares) | shares	911,591,433	911,591,433	716,888,919	668,833,756